MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 49,539	$ 49,707
Gross Unrealized gain	127	227
Gross Unrealized loss	(101)	(120)
Fair value	49,565	49,814
Matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,543	9,433
Gross Unrealized gain	24	29
Gross Unrealized loss
Fair value	1,567	9,462
Matures within one year [Member] | Governmental debentures - fixed interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		3,580
Gross Unrealized gain		4
Gross Unrealized loss
Fair value		3,584
Matures within one year [Member] | Corporate debentures - fixed interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,543	1,018
Gross Unrealized gain	24	4
Gross Unrealized loss
Fair value	1,567	1,022
Matures within one year [Member] | Corporate debentures - floating interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		4,835
Gross Unrealized gain		21
Gross Unrealized loss
Fair value		4,856
Matures after one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	47,996	40,274
Gross Unrealized gain	103	198
Gross Unrealized loss	(101)	(120)
Fair value	47,998	40,352
Matures after one year [Member] | Governmental debentures - fixed interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	5,405	3,346
Gross Unrealized gain	45	43
Gross Unrealized loss
Fair value	5,450	3,389
Matures after one year [Member] | Corporate debentures - fixed interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	10,776	7,673
Gross Unrealized gain	28	90
Gross Unrealized loss	(7)
Fair value	10,797	7,763
Matures after one year [Member] | Corporate debentures - floating interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	31,815	29,255
Gross Unrealized gain	30	65
Gross Unrealized loss	(94)	(120)
Fair value	$ 31,751	$ 29,200